Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands		General Partner Unit Accumulated Other Comprehensive Income (Loss)	General Partner Unit	Common Unitholders ATM	Common Unitholders	Class B Units	Accumulated Other Comprehensive Income (Loss) ATM	Accumulated Other Comprehensive Income (Loss)	ATM	Total
Beginning balance at Dec. 31, 2020			$ 10,895		$ 597,390			$ 0		$ 608,285
Net income (loss)			862		45,466	$ 648		0		46,976
Conversion of Class B to common units					4,856			0		4,856
Conversion of Class B units to common units	[1]				1,308	(1,308)		0
Partners' Capital Account, Sale of Units		$ 0	451	$ 525			$ 0		$ 525
IDR Exchange	[1]		(384)		(10,079)	10,463		0
Other comprehensive income			0		0	0		0		0
Cash distributions			(1,332)		(70,704)	(350)		0		(72,386)
Ending balance at Dec. 31, 2021			10,492		568,762	9,453		0		588,707
Convertible preferred units, beginning balance at Dec. 31, 2020										89,264
Net income (loss)										6,900
Conversion of Class B to common units										(4,856)
Cash distributions										(7,000)
Convertible preferred units, ending balance at Dec. 31, 2021										84,308
Net income (loss)			951		50,297	619		0		51,867
Conversion of Class B units to common units					5,238	(5,238)		0
Other comprehensive income								0		0
Cash distributions			(1,332)		(70,375)	(963)		0		(72,670)
Ending balance at Dec. 31, 2022			10,111		553,922	3,871		0		567,904
Net income (loss)										6,800
Cash distributions										(6,800)
Convertible preferred units, ending balance at Dec. 31, 2022										84,308
Net income (loss)			(760)		(40,368)			0		(41,128)
Conversion of Class B to common units								0
Other comprehensive income								0		0
Cash distributions			(66)		(3,541)			0		(3,607)
Ending balance at Dec. 31, 2023			$ 9,285		$ 510,013	$ 3,871		$ 0		523,169
Net income (loss)										6,800
Cash distributions										(6,800)
Convertible preferred units, ending balance at Dec. 31, 2023										$ 84,308

[1]	On September 7, 2021, the Partnership entered into an exchange agreement with Knutsen NYK and the Partnership’s general partner whereby Knutsen NYK contributed to the Partnership all of Knutsen NYK’s IDRs, in exchange for the issuance by the Partnership to Knutsen NYK of 673,080 common units and 673,080 Class B Units, whereupon the IDRs were cancelled. As of December 31, 2021, 84,135 of the Class B Units had been converted to common units. As of December 31, 2022, 420,675 of the Class B Units had been converted to common units. As of December 31, 2023, 420,675 of the Class B Units had been converted to common units.